1.Description of Business and Organization (Details - VIE - Balance Sheet) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 2,577	$ 4,178	$ 82,124	$ 156,540
Restricted cash	1,053	9,059
Inventories, net	15,919	12,266
Prepaid expenses and other current assets	19,761	24,837
Other receivable, noncurrent	5,558	6,848
Property, plant and equipment, net	61,328	126,985
Total assets	317,311	361,818
LIABILITIES
Accounts payable	58,465	69,643
Accrued liabilities	32,810	16,574
Other current liabilities	85,310	71,217
Total liabilities	414,955	374,746
Variable Interest Entities [Member]
ASSETS
Cash and cash equivalents	0	1,661
Restricted cash	134	0
Inventories, net	0	4
Prepaid expenses and other current assets	16	2,192
Other receivable, noncurrent	231	636
Property, plant and equipment, net	9	25
Total assets	390	4,518
LIABILITIES
Accounts payable	6	78
Accrued liabilities	573	1,222
Other current liabilities due to intra-group entities	15,421	9,411
Other current liabilities	15	6,090
Total liabilities	$ 16,015	$ 16,801